Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 14,751	$ 10,656
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	14,751	10,656
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Total revenue	10,156	9,671
Secure Microcontrollers | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	10,156	9,671
Secure Microcontrollers | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	10,156	9,671
Secure Microcontrollers | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	10,156	9,671
All Others
Disaggregation of Revenue [Line Items]
Total revenue	4,595	985
All Others | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	4,595	985
All Others | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	4,595	985
All Others | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,595	$ 985